5. DISCONTINUED OPERATIONS (Details 2) - Africa Mining Division - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash inflow (outflow):
Operating activities	$ 0	$ (442)
Investing activities	(81)	(854)
Net cash outflow for the period	$ (81)	$ (1,296)